Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues disaggregated by revenue source
Net revenues	$ 2,108,327	$ 1,583,884	$ 1,030,936
Eliminations
Revenues disaggregated by revenue source
Net revenues	(11,818)	(9,178)	(3,885)
Portal advertising | Operating segments
Revenues disaggregated by revenue source
Net revenues	290,215	320,473	304,090
Weibo | Operating segments
Revenues disaggregated by revenue source
Net revenues	1,718,518	1,150,054	655,800
Others | Operating segments
Revenues disaggregated by revenue source
Net revenues	111,412	122,535	74,931
Advertising
Revenues disaggregated by revenue source
Net revenues	1,789,285	1,311,866	871,187
Advertising | Eliminations
Revenues disaggregated by revenue source
Net revenues	(110)	(5,352)	(3,885)
Advertising | Portal advertising | Operating segments
Revenues disaggregated by revenue source
Net revenues	290,215	320,473	304,090
Advertising | Weibo | Operating segments
Revenues disaggregated by revenue source
Net revenues	1,499,180	996,745	570,982
Non-advertising
Revenues disaggregated by revenue source
Net revenues	$ 319,042	272,018	159,749
Maximum period for recognition of revenues after purchase of in-game credits	1 month
Non-advertising | Operating segments
Revenues disaggregated by revenue source
Net revenues	$ 111,412	122,535	74,931
Non-advertising | Eliminations
Revenues disaggregated by revenue source
Net revenues	(11,708)	(3,826)
Non-advertising | Weibo | Operating segments
Revenues disaggregated by revenue source
Net revenues	219,338	153,309	84,818
Non-advertising | Others | Operating segments
Revenues disaggregated by revenue source
Net revenues	$ 111,412	$ 122,535	$ 74,931